Lincoln Park Purchase Agreement	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Lincoln Park Purchase Agreement [Text Block]
Note 7	Lincoln Park Purchase Agreement

On July 5, 2013, the Company entered into a $10,000,000 purchase agreement (the “Purchase Agreement”) with Lincoln Park Capital Fund, LLC, (“Lincoln Park”) an Illinois limited liability company (the “Financing”) pursuant to which the Company may sell and issue to Lincoln Park, and Lincoln Park is obligated to purchase, up to $10,000,000 in value of its shares of common stock from time to time over a 25 month period. In connection with the Financing, the Company also entered into a registration rights agreement with Lincoln Park whereby the Company agreed to file a registration statement with the Securities and Exchange Commission (the “SEC”) covering the shares of the Company’s common stock that may be issued to Lincoln Park under the Purchase Agreement.

The Company will determine, at its own discretion, the timing and amount of its sales of common stock, subject to certain conditions and limitations. The purchase price of the shares that may be sold to Lincoln Park under the Purchase Agreement will be based on the market price of the Company’s shares of common stock immediately preceding the time of sale without any fixed discount, provided that in no event will such shares be sold to Lincoln Park when the closing sale price is less than $0.50 per share. There are no upper limits on the per share price that Lincoln Park may pay to purchase such common stock. The purchase price will be equitably adjusted for any reorganization, recapitalization, non- cash dividend, stock split or similar transaction occurring during the business days used to compute such price.

Pursuant to the Purchase Agreement, Lincoln Park initially purchased 250,000 shares of the Company’s common stock for $100,000. In consideration for entering into the Purchase Agreement, the Company issued to Lincoln Park 341,858 shares of common stock as a commitment fee and shall issue up to 133,409 shares pro rata, when and if, Lincoln Park purchases, at the Company’s discretion, the remaining $10,000,000 aggregate commitment. The Purchase Agreement may be terminated by the Company at any time at its discretion without any cost to the Company.

On October 23, 2013, the registration statement was declared effective by the SEC.

The Company incurred a net $73,787 in direct expenses in connection with the Purchase Agreement and registration statement. These were recorded as share issuance costs as a charge against additional paid in capital in the period incurred.

During the three months ended December 31, 2014, the Company did not issue any shares under the Purchase Agreement.

Note 7	Lincoln Park Purchase Agreement

On July 5, 2013, the Company entered into a $10,000,000 purchase agreement (the “Purchase Agreement”) with Lincoln Park Capital Fund, LLC, (“Lincoln Park”) an Illinois limited liability company (the “Financing”) pursuant to which the Company may sell and issue to Lincoln Park, and Lincoln Park is obligated to purchase, up to $10,000,000 in value of its shares of common stock from time to time over a 25 month period. In connection with the Financing, the Company also entered into a registration rights agreement with Lincoln Park whereby the Company agreed to file a registration statement with the Securities and Exchange Commission (the “SEC”) covering the shares of the Company’s common stock that may be issued to Lincoln Park under the Purchase Agreement.

The Company will determine, at its own discretion, the timing and amount of its sales of common stock, subject to certain conditions and limitations. The purchase price of the shares that may be sold to Lincoln Park under the Purchase Agreement will be based on the market price of the Company’s shares of common stock immediately preceding the time of sale without any fixed discount, provided that in no event will such shares be sold to Lincoln Park when the closing sale price is less than $0.50 per share. There are no upper limits on the per share price that Lincoln Park may pay to purchase such common stock. The purchase price will be equitably adjusted for any reorganization, recapitalization, non-cash dividend, stock split or similar transaction occurring during the business days used to compute such price.

Pursuant to the Purchase Agreement, Lincoln Park initially purchased 250,000 shares of the Company’s common stock for $100,000. In consideration for entering into the Purchase Agreement, the Company issued to Lincoln Park 341,858 shares of common stock as a commitment fee and shall issue up to 133,409 shares pro rata, when and if, Lincoln Park purchases, at the Company’s discretion, the remaining $10,000,000 aggregate commitment. The Purchase Agreement may be terminated by the Company at any time at its discretion without any cost to the Company.

On October 23, 2013, the registration statement was declared effective by the SEC.

The Company incurred a net $73,787 in direct expenses in connection with the Purchase Agreement and registration statement, of which $71,335 was incurred during the year ended September 30, 2013. These were recorded as share issuance costs as a charge against additional paid in capital during the year ended September 30, 2013 and during the nine months ended June 30, 2014.

During the year ended September 30, 2014, the Company issued to Lincoln Park an aggregate of 402,510 shares of common stock under the Purchase Agreement, including 400,000 shares of common stock for an aggregate purchase price of $188,170 and 2,510 commitment shares.